UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23168

                     RIVERPARK COMMERCIAL REAL ESTATE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2017

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2016

ITEM 1.   SCHEDULE OF INVESTMENTS

[LOGO}   RIVERPARK                         RIVERPARK COMMERCIAL REAL ESTATE FUND
         FUNDS                                     DECEMBER 31, 2016 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES -- 85.9%
  Non-Agency Mortgage-Backed Obligations --
  85.9%
    1211 Avenue of the Americas Trust,
      Ser 2015-1211, Cl E
       4.142%, 08/10/25 (b)                        $ 1,985           $ 1,878
    CCRESG Commercial Mortgage
      Trust, Ser 2016-HEAT, Cl E
       5.488%, 04/10/21 (b)                          2,000             1,896
    CFCRE Commercial Mortgage Trust,
      Ser 2015-RUM, Cl D
       4.504%, 07/15/20 (a) (b)                      4,904             4,828
    Citigroup Commercial Mortgage
      Trust, Ser 2016-SMPL, Cl E
       4.509%, 09/15/21 (b)                          2,000             1,943
    COMM Mortgage Trust, Ser 2014-
      FL5, Cl HFL2
       4.854%, 07/15/19 (a) (b)                      4,000             3,891
    COMM Mortgage Trust, Ser 2014-
      TWC, Cl E
       3.930%, 03/15/20 (a) (b)                      2,000             1,989
    COMM Mortgage Trust, Ser 2014-
      PAT, Cl F
       3.121%, 09/15/19 (a) (b)                      2,000             1,937
    Cosmopolitan Hotel Trust,
      Ser 2016-CSMO, Cl E
       5.354%, 11/15/21 (a) (b)                      2,000             2,012
    Credit Suisse Mortgage Trust,
      Ser 2016-MFF, Cl F
       7.788%, 11/15/21 (a) (b)                      2,000             2,003
    Credit Suisse Mortgage Trust,
      Ser 2015-DEAL, Cl E
       4.704%, 04/15/21 (a) (b)                      2,500             2,487
    Credit Suisse Mortgage Trust,
      Ser 2014-TIKI, Cl E
       3.854%, 09/15/21 (a) (b)                      3,000             2,894
    EQTY Mezzanine Trust, Ser 2014-
      INMZ, Cl M
       5.399%, 05/09/19 (a) (b)                      1,835             1,758
    Gramercy Real Estate CDO,
      Ser 2005-1A, Cl D
       1.682%, 04/25/17 (a) (b)                      4,254             4,162
    Gramercy Real Estate CDO,
      Ser 2005-1A, Cl B
       1.332%, 01/25/17 (a) (b)                         83                83
    GSCCRE Commercial Mortgage
      Trust, Ser 2015-HULA, Cl F
       5.954%, 08/09/20 (a) (b)                      2,500             2,503
    HILT Mortgage Trust, Ser 2014-
      ORL, Cl F
       4.454%, 07/15/21 (a) (b)                      2,500             2,378


--------------------------------------------------------------------------------
                                                     FACE
                                                    AMOUNT
DESCRIPTION                                          (000)         VALUE (000)
--------------------------------------------------------------------------------
    JP Morgan Chase Commercial
      Mortgage Securities Trust,
      Ser 2014-PHH, Cl E
       4.004%, 08/15/19 (a) (b)                    $ 1,984          $  1,977
    Wrightwood Capital Real Estate
      CDO, Ser 2005-1A, Cl A1
       1.231%, 04/25/17 (a) (b)                        557               557
                                                                    --------
Total Mortgage-Backed Securities
  (Cost $41,050) (000)                                                41,176
                                                                    --------
Total Investments -- 85.9%
  (Cost $41,050) (000)+                                             $ 41,176
                                                                    ========


As of December 31, 2016, all of the Fund's investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $47,941 (000).

(a) Variable rate security - Rate disclosed is the rate in effect on December 31, 2016.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

CDO -- Collateralized Debt Obligation
Cl -- Class
Ser -- Series

+ At December 31, 2016 the tax basis cost of the Fund's investments was $41,050 (000) and the unrealized appreciation and depreciation were $274
     (000) and ($148) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

Item 2.           CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverPark Commercial Real Estate Fund


By (Signature and Title)*                  /s/ Morty Schaja
                                           ----------------------------
                                           Morty Schaja
                                           President

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Morty Schaja
                                           ----------------------------
                                           Morty Schaja
                                           President

Date: February 28, 2017

By (Signature and Title)*                  /s/ Stephen P. Connors
                                           ----------------------------
                                           Stephen P. Connors
                                           Chief Financial Officer and
                                           Treasurer

Date: February 28, 2017

* Print the name and title of each signing officer under his or her signature.